Reporting Entity - List of Subsidiaries (Parenthetical) (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2022 KRW (₩) shares
SK m&service Co., Ltd.[member]
Disclosure of subsidiaries [line items]
Number of shares acquired | shares	3,099,112
Percentage of shares owned	100.00%
Ownership	100.00%
Cash flows used in obtaining control of subsidiaries or other business classified as investing activities	₩ 72,859
SAPEON Inc [Member]
Disclosure of subsidiaries [line items]
Ownership	62.50%
Disposal of shares of subsidiary amount in cash	₩ 40,000
SAPEON Inc [Member] | Unequal Paid In Capital Of Subsidiary [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%